Convertible redeemable preferred shares - Repurchase of Preferred Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands												12 Months Ended
	Jan. 06, 2021 USD ($) $ / shares	Dec. 29, 2020 CNY (¥)	Dec. 29, 2020 USD ($) $ / shares shares	Dec. 10, 2020 CNY (¥)	Dec. 10, 2020 USD ($) $ / shares shares	Dec. 24, 2019 CNY (¥) shares	Dec. 24, 2019 USD ($)	Oct. 15, 2019 CNY (¥) shares	Oct. 15, 2019 USD ($) $ / shares shares	Jul. 25, 2017 CNY (¥) shares	Jul. 25, 2017 USD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 24, 2019 USD ($) $ / shares shares
Convertible redeemable preferred shares
Repurchase price | $ / shares									$ 0.8218
Total consideration								¥ 63,065	$ 9,000
Deemed dividend to preferred shareholders								¥ 24,229	$ 3,512			¥ 0	$ 0	¥ 0	¥ 104,036
Series Seed Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Share repurchased and cancelled | shares								7,301,030	7,301,030
Purchase price | $ / shares									$ 0.4855
Share issued | shares										85,185,184	85,185,184
Aggregate consideration										¥ 36,597	$ 5,345
Issuance costs incurred										¥ 305	$ 45
Series A Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Share repurchased and cancelled | shares								3,654,318	3,654,318
Repurchase price | $ / shares									$ 0.8218
Purchase price | $ / shares									$ 0.5325
Share issued | shares										37,037,035	37,037,035
Aggregate consideration										¥ 66,957	$ 10,000
Issuance costs incurred										¥ 570	$ 85
Series C-2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Purchase price | $ / shares	$ 2.2740															$ 0.9780
Share issued | shares						10,224,598										10,224,598
Aggregate consideration	$ 74,498					¥ 71,531	$ 10,000
Issuance costs incurred						1,758	$ 252
Investor consideration not paid						¥ 24,458										$ 3,500
Series D-1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares
Purchase price | $ / shares			$ 2.5986		$ 2.5986
Share issued | shares			42,329,835		42,329,835
Aggregate consideration		¥ 719,401	$ 110,000	¥ 719,401	$ 110,000
Issuance costs incurred		¥ 5,979	$ 916	¥ 5,979	$ 916